ACQUISITION OF SOLAR POWER PLANTS (Details) - CNY (¥)	1 Months Ended	9 Months Ended
	Aug. 31, 2016	Sep. 30, 2017	May 31, 2012
Business Acquisition [Line Items]
Total assets acquired		¥ 574,202,912
Total liabilities acquired		(502,532,912)
Net assets acquired		71,670,000
Total considerations	¥ 71,700,000	¥ 71,670,000
Percentage of equity interests acquired	100.00%		9.00%